Borrowings (Details 1) - ARS ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Principal	$ 801,432	$ 947,812
Do not accrue interest	21,103	25,789
Total Borrowings	822,535	973,601
Less than 1 year [Member]
Statement [Line Items]
Do not accrue interest	20,664	24,610
Principal	326,280	356,956
Between 1 and 2 years [Member]
Statement [Line Items]
Do not accrue interest	3	758
Principal	241,633	224,705
Between 2 and 3 years [Member]
Statement [Line Items]
Do not accrue interest	0	421
Principal	134,116	260,840
Between 3 And 4 Years [Member]
Statement [Line Items]
Do not accrue interest	436	0
Principal	77,432	43,473
Between 4 And 5 Years [Member]
Statement [Line Items]
Do not accrue interest	0	0
Principal	7,283	60,909
More Than Five 5 [Member]
Statement [Line Items]
Do not accrue interest	0	0
Principal	$ 14,688	$ 929